PREPAID EXPENSES AND OTHER RECEIVABLES	3 Months Ended
Jun. 30, 2021
Prepaid Expenses And Other Receivables
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

(In thousands)	As of June 30, 2021	As of March 31, 2021

Prepaid insurance	$1,032	$1,445
Research & development tax credits	849	649
Other prepaid expenses	80	48
Other receivables	34	34
Total prepaid expenses and other receivables	$1,995	$2,176

In October 2016, the Company's wholly-owned subsidiary, PPL, agreed to a settlement, from a claim made against a supplier, to receive $120,000 in annual instalments of $11,250.  Through June 30, 2021, the Company has collected $86,250. The balance of $33,750 was classified $11,250 as a current asset in prepaid expenses and other receivables and $22,500 as a long-term receivable as of each of June 30, 2021 and March 31, 2021. The installment receivable was assigned to Portage by PPL prior to the disposition of PPL (see Note 8, “Disposition of PPL”). The installment note was repaid in full in July 2021.